UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust

 (Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street, B9

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 557-4100

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.6%
Beverages	4.6%
Molson Coors Brewing Co. - Class B		1,466,685	$82,369,030
Computers & Peripherals	4.2%
Apple Inc.		479,295	75,603,993
Diversified Financials	4.8%
S&P Global Inc.		505,264	85,864,564
Health Care Equipment & Supplies	2.5%
Abbott Laboratories		624,116	45,142,310
Hotels, Restaurants & Leisure	4.3%
Chipotle Mexican Grill Inc.(a)		177,095	76,467,850
Information Services	3.6%
Equifax Inc.		686,439	63,928,064
Internet Software & Services	6.3%
Booking Holdings Inc.(a)		20,995	36,162,208
eBay Inc.(a)		2,769,702	77,745,535
			113,907,743
IT Services	4.6%
Accenture PLC - Class A		580,899	81,912,568
Media	14.5%
News Corp. - Class A		5,699,483	64,689,132
News Corp. - Class B		1,646,770	19,020,194
Twenty-First Century Fox Inc. - Class A		3,688,687	177,499,618
			261,208,944
Pharmaceuticals	19.5%
GlaxoSmithKline PLC		2,882,628	54,789,640
Johnson & Johnson		1,279,468	165,115,345
Novartis AG - REG		1,017,625	87,009,060
Zoetis Inc.		507,663	43,425,493
			350,339,538
Software	9.7%
Microsoft Corp.		1,207,616	122,657,557
Oracle Corp.		1,142,155	51,568,299
			174,225,856
Tobacco	18.0%
Altria Group Inc.		2,322,642	114,715,288
British American Tobacco PLC		1,835,517	58,488,754
Imperial Brands PLC		2,484,318	75,267,990
Philip Morris International Inc.		1,121,644	74,880,953
			323,352,985
TOTAL COMMON STOCKS (Cost $1,540,433,234)			1,734,323,445
TOTAL INVESTMENTS
(Cost $1,540,433,234)	96.6%		1,734,323,445
NET OTHER ASSETS (LIABILITIES)	3.4%		61,277,336
NET ASSETS	100.0%		$1,795,600,781

See Notes to Schedule of Investments.

 1

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

(a)Non-income producing security.

Abbreviations:

REG – Registered

At December 31, 2018 the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	81.3%
United Kingdom	10.5
Switzerland	4.8
Total	96.6%

 See Notes to Schedule of Investments.

 2

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”)Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit

 3

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2018 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common stocks(1)	$1,734,323,445	$—	$—	$1,734,323,445
Total Investments	$1,734,323,445	$—	$—	$1,734,323,445

(1) See investment industries in the Schedule of Investments.

As of December 31, 2018, there were no Level 2 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended December 31, 2018.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$1,553,183,785	$388,444,529	$(207,304,869)	$181,139,660

 4

ADVISERS INVESTMENT TRUST VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND SCHEDULES OF INVESTMENTS December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.2%
Communication Services	16.3%
Autohome, Inc. - ADR		1,504	$117,658
Bharti Infratel Ltd.		68,598	254,620
Naspers Ltd. - Class N		1,972	391,713
NCSoft Corp.		507	212,419
NetEase, Inc. - ADR		3,037	714,819
Telekomunikasi Indonesia Persero Tbk PT		2,522,684	658,524
Tencent Holdings Ltd.		22,810	904,166
Zee Entertainment Enterprises Ltd.		65,433	445,248
			3,699,167
Consumer Discretionary	9.4%
Alibaba Group Holding Ltd. - ADR(a)		5,417	742,508
Lojas Renner S.A.		28,817	316,331
Sands China Ltd.		75,660	327,647
Techtronic Industries Co. Ltd.		84,892	447,461
Yum China Holdings, Inc.		9,408	315,450
			2,149,397
Consumer Staples	26.0%
Ambev S.A. - ADR		225,275	883,078
Anheuser-Busch InBev S.A./N.V.		6,607	437,266
CP ALL PCL - REG		192,863	407,228
Fomento Economico Mexicano S.A.B. de C.V. - ADR		9,301	800,351
Heineken N.V.		7,302	643,579
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A		65,113	217,999
ITC Ltd.		112,958	455,856
LG Household & Health Care Ltd.		333	328,782
Unilever N.V. - CVA		15,798	858,384
Vietnam Dairy Products JSC		19,790	102,402
Wal-Mart de Mexico S.A.B. de C.V.		198,411	504,515
Wuliangye Yibin Co. Ltd. - Class A		38,474	284,731
			5,924,171
Energy	2.3%
Ultrapar Participacoes S.A.		37,652	512,294
Financials	23.6%
Bank Central Asia Tbk PT		165,286	298,797
Bank Polska Kasa Opieki S.A.		8,759	254,891
Bank Rakyat Indonesia Persero Tbk PT		1,534,140	391,606
Credicorp Ltd.		1,305	289,279
HDFC Bank Ltd.		41,694	1,268,132
Hong Kong Exchanges & Clearing Ltd.		11,911	341,809
Housing Development Finance Corp. Ltd.		26,636	751,187
Kasikornbank PCL - REG		59,555	338,858
Malayan Banking Bhd.		98,500	226,060
Public Bank Bhd.		44,025	263,352

See Notes to Schedules of Investments.

 1

ADVISERS INVESTMENT TRUST VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND SCHEDULES OF INVESTMENTS December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.		1,597	$385,064
United Overseas Bank Ltd.		31,831	570,532
			5,379,567
Industrials	1.8%
Airports of Thailand PCL - REG		46,400	91,560
CCR S.A.		36,670	106,510
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B		24,984	203,211
			401,281
Information Technology	10.5%
HCL Technologies Ltd.		38,587	532,023
SK Hynix, Inc.		3,544	191,566
Taiwan Semiconductor Manufacturing Co. Ltd.		54,620	396,502
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		12,923	476,988
Tata Consultancy Services Ltd.		29,561	802,049
			2,399,128
Real Estate	1.1%
Link REIT		25,822	260,043
Utilities	4.2%
Equatorial Energia S.A.		11,384	219,914
Infraestructura Energetica Nova S.A.B. de C.V.		60,720	226,389
Power Grid Corp. of India Ltd.		176,890	503,399
			949,702
TOTAL COMMON STOCKS (Cost $21,017,898)			21,674,750
PREFERRED STOCKS	3.7%
Financials	3.7%
Bancolombia S.A. - ADR, 3.40%(b)		9,257	352,692
Itau Unibanco Holding S.A. - ADR, 0.51%(b)		52,885	483,369
			836,061
TOTAL PREFERRED STOCKS (Cost $783,529)			836,061
SHORT-TERM INVESTMENTS	0.9%
Northern Institutional
U.S. Government Select Portfolio, 2.25%		209,955	209,955
TOTAL SHORT-TERM INVESTMENTS (Cost $209,955)			209,955
TOTAL INVESTMENTS
(Cost $22,011,382)	99.8%		22,720,766
NET OTHER ASSETS (LIABILITIES)	0.2%		38,099
NET ASSETS	100.0%		$22,758,865

(a)Non-income producing security.

(b)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

REIT – Real Estate Investment Trust

See Notes to Schedules of Investments.

 2

ADVISERS INVESTMENT TRUST VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND SCHEDULES OF INVESTMENTS December 31, 2018 (Unaudited)

At December 31, 2018, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	22.0%
China	14.5
Brazil	11.1
Mexico	7.6
Indonesia	5.9
South Korea	4.9
Hong Kong	4.6
Taiwan	3.8
United Kingdom	3.8
Thailand	3.7
Netherlands	2.8
Singapore	2.5
Malaysia	2.2
All other countries less than 2%	9.5
Total	98.9%

See Notes to Schedules of Investments.

 3

ADVISERS INVESTMENT TRUST VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND SCHEDULES OF INVESTMENTS December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.3%
Communication Services	7.0%
Alphabet, Inc. - Class C(a)		1,664	$1,723,255
Tencent Holdings Ltd.		19,166	759,722
Walt Disney (The) Co.		8,739	958,231
			3,441,208
Consumer Discretionary	16.1%
Alibaba Group Holding Ltd. - ADR(a)		3,238	443,833
Amazon.com, Inc.(a)		1,041	1,563,551
Booking Holdings Inc.(a)		472	812,982
Industria de Diseno Textil S.A.		32,361	824,981
NIKE, Inc. - Class B		9,870	731,762
O’Reilly Automotive, Inc.(a)		1,528	526,136
Paddy Power Betfair PLC		13,183	1,080,032
Royal Caribbean Cruises Ltd.		5,638	551,340
Starbucks Corp.		10,573	680,901
TJX (The) Cos., Inc.		13,804	617,591
			7,833,109
Consumer Staples	18.0%
Alimentation Couche-Tard, Inc. - Class B		29,508	1,467,835
Ambev S.A. - ADR		131,202	514,312
Anheuser-Busch InBev S.A./N.V.		15,922	1,053,755
LG Household & Health Care Ltd.		171	168,834
Nestle S.A. - REG		13,387	1,088,374
PepsiCo, Inc.		11,264	1,244,447
Reckitt Benckiser Group PLC		19,175	1,464,318
Unilever N.V. - CVA		32,901	1,787,676
			8,789,551
Financials	18.3%
Berkshire Hathaway, Inc. - Class B(a)		7,427	1,516,445
CME Group, Inc.		8,986	1,690,446
HDFC Bank Ltd.		10,181	309,657
HDFC Bank Ltd. - ADR		18,574	1,924,081
Housing Development Finance Corp. Ltd.		56,625	1,596,935
M&T Bank Corp.		3,445	493,083
PNC Financial Services Group (The), Inc.		4,276	499,907
Wells Fargo & Co.		19,487	897,961
			8,928,515
Health Care	13.1%
Abbott Laboratories		7,045	509,565
Becton Dickinson and Co.		4,912	1,106,772
Fresenius S.E. & Co. KGaA		17,706	855,866
Johnson & Johnson		5,367	692,611

See Notes to Schedules of Investments.

 4

ADVISERS INVESTMENT TRUST VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND SCHEDULES OF INVESTMENTS December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Medtronic PLC		15,341	$1,395,417
UnitedHealth Group, Inc.		7,372	1,836,513
			6,396,744
Industrials	7.0%
Canadian National Railway Co.		8,289	613,904
DCC PLC		6,976	530,299
RELX PLC(a)		40,851	840,973
Safran S.A.		11,933	1,433,632
			3,418,808
Information Technology	13.8%
Keyence Corp.		974	490,877
Mastercard, Inc. - Class A		9,097	1,716,149
Microsoft Corp.		9,384	953,133
SAP S.E.		12,352	1,230,379
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		17,359	640,721
Visa, Inc. - Class A		12,892	1,700,970
			6,732,229
Materials	1.2%
Martin Marietta Materials, Inc.		3,290	565,452
Real Estate	1.8%
American Tower Corp.		5,525	874,000
TOTAL COMMON STOCKS (Cost $40,718,828)			46,979,616
SHORT-TERM INVESTMENTS	3.8%
Northern Institutional
U.S. Government Select Portfolio, 2.25%		1,853,734	1,853,734
TOTAL SHORT-TERM INVESTMENTS (Cost $1,853,734)			1,853,734
TOTAL INVESTMENTS
(Cost $42,572,562)	100.1%		48,833,350
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(55,156)
NET ASSETS	100.0%		$48,778,194

(a)Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See Notes to Schedules of Investments.

 5

ADVISERS INVESTMENT TRUST VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND SCHEDULES OF INVESTMENTS December 31, 2018 (Unaudited)

At December 31, 2018, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	50.1%
United Kingdom	8.4
India	7.8
Ireland	6.2
Germany	4.3
Canada	4.3
France	2.9
China	2.5
Switzerland	2.2
Belgium	2.2
All other countries less than 2%	5.4
Total	96.3%

See Notes to Schedules of Investments.

 6

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.3%
Communication Services	2.2%
Tencent Holdings Ltd.		17,435	$691,106
Consumer Discretionary	12.8%
Alibaba Group Holding Ltd. - ADR(a)		2,402	329,242
Booking Holdings Inc.(a)		393	676,911
Domino’s Pizza Group PLC		139,111	411,978
Industria de Diseno Textil S.A.		20,354	518,886
LVMH Moet Hennessy Louis Vuitton S.E.		1,687	495,718
Paddy Power Betfair PLC		5,880	481,726
Shimano, Inc.		3,875	550,886
Techtronic Industries Co. Ltd.		96,431	508,283
			3,973,630
Consumer Staples	26.0%
Alimentation Couche-Tard, Inc. - Class B		20,248	1,007,209
Ambev S.A. - ADR		74,999	293,996
Anheuser-Busch InBev S.A./N.V.		6,266	414,698
Diageo PLC		24,365	866,018
Heineken N.V.		9,228	813,332
L’Oreal S.A.		2,483	569,978
Nestle S.A. - REG		16,878	1,372,196
Philip Morris International Inc.		2,303	153,748
Reckitt Benckiser Group PLC		9,197	702,338
Unilever N.V. - CVA		27,328	1,484,867
Wal-Mart de Mexico S.A.B. de C.V.		148,101	376,588
			8,054,968
Financials	12.0%
HDFC Bank Ltd.		4,051	123,212
HDFC Bank Ltd. - ADR		13,115	1,358,583
Housing Development Finance Corp. Ltd.		25,119	708,405
London Stock Exchange Group PLC		6,516	336,259
Svenska Handelsbanken AB - Class A		27,947	309,588
UBS Group A.G. - REG(a)		21,483	268,171
United Overseas Bank Ltd.		34,900	625,540
			3,729,758
Health Care	5.5%
Fresenius S.E. & Co. KGaA		13,883	671,072
Grifols S.A.		23,902	624,327
Medtronic PLC		4,426	402,589
			1,697,988
Industrials	19.5%
Bunzl PLC		30,989	932,421
Canadian National Railway Co.		7,987	591,537
DCC PLC		6,406	486,969
Kingspan Group PLC		7,547	315,369

See Notes to Schedules of Investments.

7

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
RELX PLC(a)		61,373	$1,263,446
Rentokil Initial PLC		102,795	439,929
Safran S.A.		6,478	778,268
Teleperformance		4,911	786,136
Vinci S.A.		5,687	467,346
			6,061,421
Information Technology	12.7%
Constellation Software, Inc.		1,489	953,104
Keyence Corp.		1,560	786,210
Mastercard, Inc. - Class A		3,904	736,489
SAP S.E.		7,603	757,333
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		11,193	413,133
Visa, Inc. - Class A		2,221	293,039
			3,939,308
Materials	2.9%
Air Liquide S.A.		3,900	482,841
HeidelbergCement A.G.		6,669	407,863
			890,704
Utilities	1.7%
Power Grid Corp. of India Ltd.		186,110	529,637
TOTAL COMMON STOCKS (Cost $29,080,230)			29,568,520
SHORT-TERM INVESTMENTS	5.4%
Northern Institutional
U.S. Government Select Portfolio, 2.25%		1,663,279	1,663,279
TOTAL SHORT-TERM INVESTMENTS (Cost $1,663,279)			1,663,279
TOTAL INVESTMENTS
(Cost $30,743,509)	100.7%		31,231,799
NET OTHER ASSETS (LIABILITIES)	(0.7%)		(206,658)
NET ASSETS	100.0%		$31,025,141

(a)Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At December 31, 2018, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United Kingdom	20.8%
France	11.6
India	8.8
Canada	8.2
United States	6.0
Germany	5.9
Ireland	5.4
Switzerland	5.3

See Notes to Schedules of Investments.

8

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

CONCENTRATION BY COUNTRY	% OF NET ASSETS
Japan	4.3%
Spain	3.7
China	3.3
Netherlands	2.6
Singapore	2.0
All other countries less than 2%	7.4
Total	95.3%

See Notes to Schedules of Investments.

9

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	98.0%
Communication Services	8.7%
Alphabet, Inc. - Class C(a)		369	$382,140
Comcast Corp. - Class A		7,237	246,420
Walt Disney (The) Co.		2,618	287,063
			915,623
Consumer Discretionary	17.6%
Amazon.com, Inc.(a)		252	378,497
Aptiv PLC		2,014	124,002
Booking Holdings Inc.(a)		103	177,409
Floor & Decor Holdings, Inc. - Class A(a)		4,274	110,697
Home Depot (The), Inc.		1,199	206,012
Las Vegas Sands Corp.		2,132	110,971
NIKE, Inc. - Class B		2,156	159,846
O’Reilly Automotive, Inc.(a)		333	114,662
Royal Caribbean Cruises Ltd.		1,322	129,278
Starbucks Corp.		2,773	178,581
TJX (The) Cos., Inc.		3,518	157,395
			1,847,350
Consumer Staples	19.8%
Alimentation Couche-Tard, Inc. - Class B		6,531	324,876
Anheuser-Busch InBev S.A./N.V. - ADR		4,309	283,575
Casey’s General Stores, Inc.		869	111,354
Coca-Cola (The) Co.		6,341	300,246
Constellation Brands, Inc. - Class A		1,232	198,130
Kraft Heinz (The) Co.		5,792	249,288
Mondelez International, Inc. - Class A		6,660	266,600
PepsiCo, Inc.		3,153	348,343
			2,082,412
Financials	13.0%
Berkshire Hathaway, Inc. - Class B(a)		1,996	407,543
CME Group, Inc.		1,935	364,012
M&T Bank Corp.		1,121	160,449
Moody’s Corp.		352	49,294
PNC Financial Services Group (The), Inc.		1,399	163,557
Wells Fargo & Co.		4,757	219,203
			1,364,058
Health Care	16.1%
Abbott Laboratories		1,541	111,461
Becton Dickinson and Co.		1,229	276,918
Boston Scientific Corp.(a)		6,870	242,786
Edwards Lifesciences Corp.(a)		590	90,370
Johnson & Johnson		1,559	201,189

See Notes to Schedules of Investments.

10

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Medtronic PLC		3,933	$357,746
UnitedHealth Group, Inc.		1,652	411,546
			1,692,016
Industrials	2.5%
Air Lease Corp.		4,875	147,274
Copart, Inc.(a)		2,440	116,583
			263,857
Information Technology	13.2%
Adobe, Inc.(a)		705	159,499
Amphenol Corp. - Class A		1,625	131,658
Mastercard, Inc. - Class A		2,025	382,016
Microsoft Corp.		3,191	324,110
Visa, Inc. - Class A		2,919	385,133
			1,382,416
Materials	4.8%
Ecolab, Inc.		1,001	147,497
Martin Marietta Materials, Inc.		827	142,137
Sherwin-Williams (The) Co.		553	217,583
			507,217
Real Estate	2.3%
American Tower Corp.		1,556	246,144
TOTAL COMMON STOCKS (Cost $10,320,402)			10,301,093
SHORT-TERM INVESTMENTS	2.5%
Northern Institutional
U.S. Government Select Portfolio, 2.25%		260,722	260,722
TOTAL SHORT-TERM INVESTMENTS (Cost $260,722)			260,722
TOTAL INVESTMENTS
(Cost $10,581,124)	100.5%		10,561,815
NET OTHER ASSETS (LIABILITIES)	(0.5%)		(55,611)
NET ASSETS	100.0%		$10,506,204

(a)Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

At December 31, 2018, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	87.6%
Ireland	4.6
Canada	3.1
Belgium	2.7
Total	98.0%

See Notes to Schedules of Investments.

11

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”)Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund, the Vontobel Global Equity Institutional Fund, the Vontobel International Equity Institutional Fund, and the Vontobel U.S. Equity Institutional Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, January 2, 2015, and March 27, 2018, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds. The Vontobel Global Equity Institutional Fund, the Vontobel International Equity Institutional Fund, and the Vontobel U.S. Equity Fund each has an investment objective of providing long-term capital appreciation. The Vontobel Global Emerging Markets Equity Institutional Fund has an investment objective of providing capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

12

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2018 in valuing each Fund’s investments based upon the three fair value levels defined above:

		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 - Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total
Vontobel Global Emerging Markets Equity Institutional Fund
Common stocks:
Communication Services	$832,477	$2,866,690	$—	$3,699,167
Consumer Discretionary	1,057,958	1,091,439	—	2,149,397
Consumer Staples	2,187,944	3,736,227	—	5,924,171
Financials	289,279	5,090,288	—	5,379,567
Industrials	203,211	198,070	—	401,281
Information Technology	476,988	1,922,140	—	2,399,128
Utilities	226,389	723,313	—	949,702
Other*	—	772,337	—	772,337
Total common stocks	$5,274,246	$16,400,504	$—	$21,674,750
Preferred stocks*	836,061	—	—	836,061
Short-Term Investments	209,955	—	—	209,955
Total Investments	$6,320,262	$16,400,504	$—	$22,720,766

Vontobel Global Equity Institutional Fund
Common stocks:
Communication Services	$2,681,486	$759,722	$—	$3,441,208
Consumer Discretionary	5,928,096	1,905,013	—	7,833,109
Consumer Staples	3,226,594	5,562,957	—	8,789,551
Financials	7,021,923	1,906,592	—	8,928,515

13

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 - Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total
Health Care	$5,540,878	$855,866	$—	$6,396,744
Industrials	613,904	2,804,904	—	3,418,808
Information Technology	5,010,973	1,721,256	—	6,732,229
Other*	1,439,452	—	—	1,439,452
Total common stocks	$31,463,306	$15,516,310	$—	$46,979,616
Short-Term Investments	1,853,734	—	—	1,853,734
Total Investments	$33,317,040	$15,516,310	$—	$48,833,350

Vontobel International Equity Institutional Fund
Common stocks:
Consumer Discretionary	$1,006,153	$2,967,477	$—	$3,973,630
Consumer Staples	1,831,541	6,223,427	—	8,054,968
Financials	1,358,583	2,371,175	—	3,729,758
Health Care	402,589	1,295,399	—	1,697,988
Industrials	591,537	5,469,884	—	6,061,421
Information Technology	2,395,765	1,543,543	—	3,939,308
Other*	—	2,111,447	—	2,111,447
Total common stocks	$7,586,168	$21,982,352	$—	$29,568,520
Short-Term Investments	1,663,279	—	—	1,663,279
Total Investments	$9,249,447	$21,982,352	$—	$31,231,799

Vontobel U.S. Equity Institutional Fund
Common stocks*	$10,301,093	$—	$—	$10,301,093
Short-Term Investments	260,722	—	—	260,722
Total Investments	$10,561,815	$—	$—	$10,561,815

*See additional categories in the Schedules of Investments.

As of December 31, 2018, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the period ended December 31, 2018.

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

14

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of December 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Vontobel Global Emerging Markets Equity Institutional Fund	$22,460,245	$2,120,567	$(1,860,046)	$260,521
Vontobel Global Equity Institutional Fund	43,026,175	8,101,119	(2,293,944)	5,807,175
Vontobel International Equity Institutional Fund	30,970,237	2,406,202	(2,144,640)	261,562
Vontobel U.S. Equity Institutional Fund	10,582,865	599,050	(620,100)	(21,050)

15

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	76.9%
China	11.9%
AAC Technologies Holdings, Inc.		84,560	$486,076
China Merchants Bank Co. Ltd. - Class H		198,405	721,605
ENN Energy Holdings Ltd.		102,800	906,374
Li Ning Co. Ltd.(a)		1,292,811	1,375,312
Ping An Insurance Group Co. of China Ltd. - Class H		90,781	797,111
Tencent Holdings Ltd.		51,000	2,021,590
Weibo Corp. - ADR(a)		16,359	955,856
			7,263,924
Hong Kong	7.9%
China Mobile Ltd.		100,000	963,722
CK Hutchison Holdings Ltd.		88,116	842,065
CLP Holdings Ltd.		140,000	1,578,187
Guangdong Investment Ltd.		430,000	828,119
Hang Seng Bank Ltd.		26,500	591,890
			4,803,983
India	21.9%
Asian Paints Ltd.		72,605	1,430,643
Bata India Ltd.		105,000	1,701,523
Biocon Ltd.		132,930	1,195,413
GAIL India Ltd.		137,887	710,441
ITC Ltd.		383,171	1,546,333
Nestle India Ltd.		11,558	1,837,868
Ramco Systems Ltd.(a)		312,977	1,232,774
Reliance Industries Ltd.		82,637	1,330,457
Tata Consultancy Services Ltd.		58,401	1,584,535
Vedanta Ltd.		265,238	765,046
			13,335,033
Indonesia	5.1%
AKR Corporindo Tbk PT		5,821,336	1,736,362
Gudang Garam Tbk PT		235,537	1,369,428
			3,105,790
Italy	2.6%
PRADA S.p.A.		480,000	1,568,665
Macau	2.3%
Sands China Ltd.		327,158	1,416,765
Malaysia	1.9%
Genting Malaysia Bhd.		1,604,628	1,173,404
Philippines	3.2%
Jollibee Foods Corp.		349,171	1,937,360
Singapore	2.1%
Jardine Cycle & Carriage Ltd.		50,600	1,306,206
South Korea	5.6%
Hana Financial Group, Inc.		18,425	597,905

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
KB Financial Group, Inc.		16,042	$669,625
LG Household & Health Care Ltd.		1,489	1,470,138
POSCO		3,024	661,946
			3,399,614
Taiwan	7.2%
Elite Material Co. Ltd.		228,307	480,439
Makalot Industrial Co. Ltd.		205,065	1,131,052
Nien Made Enterprise Co. Ltd.		92,601	704,598
Taiwan Semiconductor Manufacturing Co. Ltd.		283,000	2,054,375
			4,370,464
Thailand	4.1%
CP ALL PCL - REG		489,000	1,032,517
Thai Beverage PCL		3,340,230	1,488,025
			2,520,542
United Kingdom	1.1%
HSBC Holdings PLC		78,400	646,133
TOTAL COMMON STOCKS (Cost $53,929,426)			46,847,883
EQUITY-LINKED SECURITIES	2.6%
China	2.6%
Foshan Haitian Flavouring & Food Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/19/23(b)		156,248	1,563,920
TOTAL EQUITY-LINKED SECURITIES (Cost $1,557,531)			1,563,920
TOTAL INVESTMENTS
(Cost $55,486,957)	79.5%		48,411,803
NET OTHER ASSETS (LIABILITIES)	20.5%		12,490,940
NET ASSETS	100.0%		$60,902,743

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

At December 31, 2018 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	6.5%
Consumer Discretionary	20.2
Consumer Staples	16.9
Energy	2.2
Financials	6.6
Health Care	2.0
Industrials	4.2
Information Technology	9.6
Materials	4.7
Utilities	6.6
Total	79.5%

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.0%
Brazil	2.2%
Vale S.A. - ADR		719,149	$9,485,575
China	16.3%
China Petroleum & Chemical Corp. - ADR		118,720	8,381,632
China Petroleum & Chemical Corp. - Class H		7,733,745	5,525,583
CNOOC Ltd.		3,202,133	4,905,881
CNOOC Ltd. - ADR		79,586	12,132,886
ENN Energy Holdings Ltd.		1,298,536	11,449,015
Hengan International Group Co. Ltd.		1,298,014	9,414,252
Longfor Group Holdings Ltd.		3,200,321	9,580,829
Tingyi Cayman Islands Holding Corp.		3,499,215	4,635,028
Xinyi Solar Holdings Ltd.		14,149,486	4,944,205
			70,969,311
Czech Republic	1.1%
Komercni Banka A.S.		128,765	4,855,844
Hong Kong	10.5%
China Mobile Ltd.		643,763	6,204,084
China Mobile Ltd. - ADR		280,075	13,443,600
China Overseas Land & Investment Ltd.		3,094,820	10,651,587
China Overseas Property Holdings Ltd.		22,606,522	6,552,563
China Resources Land Ltd.		2,320,960	8,861,570
			45,713,404
India	17.5%
Apollo Tyres Ltd.		3,747,950	12,668,860
Axis Bank Ltd.(a)		990,724	8,813,795
Container Corp. of India Ltd.		589,898	5,812,642
HDFC Bank Ltd. - ADR		53,624	5,554,910
ICICI Bank Ltd. - ADR		1,582,388	16,282,773
Info Edge India Ltd.		195,693	4,038,933
ITC Ltd.		1,226,212	4,948,527
Mahindra & Mahindra Ltd.		1,152,502	13,242,122
Reliance Industries Ltd.		305,427	4,917,381
			76,279,943
Jersey	2.4%
Randgold Resources Ltd.		126,705	10,675,856
Mexico	5.0%
Bolsa Mexicana de Valores S.A.B. de C.V.		1,882,942	3,208,861
Grupo Financiero Banorte S.A.B. de C.V., Series O		1,336,600	6,514,409
Wal-Mart de Mexico S.A.B. de C.V.		4,752,718	12,085,098
			21,808,368
Russia	5.8%
Globaltrans Investment PLC - REG - GDR		631,041	5,718,255
Lenta Ltd. - REG - GDR(a)		948,466	2,925,950
Mail.Ru Group Ltd. - REG - GDR(a)		186,205	4,357,470

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sberbank of Russia PJSC - ADR (London International Exchange)		1,081,327	$11,853,205
Sberbank of Russia PJSC - ADR (OTC U.S. Exchange)		36,418	399,142
			25,254,022
South Africa	5.7%
Naspers Ltd. - Class N		125,688	24,966,336
South Korea	19.0%
Cheil Worldwide, Inc.		312,599	6,302,999
Com2uS Corp.		51,657	5,993,555
NAVER Corp.(a)		51,480	5,609,146
S-1 Corp.		110,132	9,917,267
Samsung Electronics Co. Ltd.		812,861	28,125,537
Samsung Electronics Co. Ltd. - GDR		11,307	9,781,896
SK Hynix, Inc.		79,456	4,294,895
SK Telecom Co. Ltd.		53,381	12,902,900
			82,928,195
Taiwan	9.5%
Cathay Financial Holding Co. Ltd.		6,312,580	9,607,287
Cleanaway Co. Ltd.		488,000	2,638,817
Fubon Financial Holding Co. Ltd.		4,587,500	6,993,952
MediaTek, Inc.		1,074,953	7,927,475
Mega Financial Holding Co. Ltd.		4,043,719	3,400,544
Primax Electronics Ltd.		1,317,384	1,866,150
Shin Kong Financial Holding Co. Ltd.		16,481,727	4,777,076
Tong Yang Industry Co. Ltd.		3,695,621	4,397,552
			41,608,853
TOTAL COMMON STOCKS (Cost $433,115,468)			414,545,707
PREFERRED STOCKS	3.0%
Brazil	2.0%
Banco Bradesco S.A. - ADR(a)		495,002	4,895,570
Petroleo Brasileiro S.A. - ADR(a)		340,075	3,941,469
			8,837,039
South Korea	1.0%
Hyundai Motor Co. Ltd., 5.90%(b)		70,252	4,413,726
TOTAL PREFERRED STOCKS (Cost $14,079,257)			13,250,765
TOTAL INVESTMENTS
(Cost $447,194,725)	98.0%		427,796,472
NET OTHER ASSETS (LIABILITIES)	2.0%		8,552,893
NET ASSETS	100.0%		$436,349,365

(a) Non-income producing security.

(b) Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

At December 31, 2018 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	19.2%
Consumer Discretionary	8.0
Consumer Staples	7.8
Energy	9.1
Financials	20.0
Industrials	5.5
Information Technology	13.0
Materials	4.6
Real Estate	8.2
Utilities	2.6
Total	98.0%

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.6%
Argentina	1.1%
Pampa Energia S.A. - ADR(a)		8,045	$255,911
Brazil	7.2%
Cosan Ltd. - Class A		6,957	61,222
Embraer S.A. - ADR		7,646	169,206
Instituto Hermes Pardini S.A.		30,208	145,704
Linx S.A.		9,325	78,393
Localiza Rent a Car S.A.(a)		8,044	61,645
M Dias Branco S.A.(a)		9,464	104,556
Magazine Luiza S.A.		4,700	219,137
Mahle-Metal Leve S.A.		23,016	149,078
Movida Participacoes S.A.		96,000	212,551
StoneCo Ltd. - Class A(a)		4,669	86,096
Sul America S.A.		45,616	336,958
			1,624,546
Canada	1.1%
Fortuna Silver Mines, Inc.(a)		25,436	92,587
Parex Resources, Inc.(a)		12,855	153,955
			246,542
Chile	1.6%
Cia Cervecerias Unidas S.A. - ADR		6,125	153,921
Vina Concha y Toro S.A.		101,167	197,536
			351,457
China	14.5%
BEST, Inc. - ADR(a)		4,353	17,891
China Conch Venture Holdings Ltd.		64,500	191,107
China Suntien Green Energy Corp. Ltd. - Class H		1,031,000	264,598
Chlitina Holding Ltd.		42,000	347,709
GreenTree Hospitality Group Ltd. - ADR(a)		8,435	109,571
Hollysys Automation Technologies Ltd.		9,033	158,168
Hua Hong Semiconductor Ltd.(b)		115,972	211,557
Huazhu Group Ltd. - ADR		6,332	181,285
Kingdee International Software Group Co. Ltd.		264,000	230,153
Luye Pharma Group Ltd.(b)		249,500	171,952
Maanshan Iron & Steel Co. Ltd. - Class H		420,000	183,727
Noah Holdings Ltd. - ADS(a)		6,743	292,107
Shanghai Jin Jiang International Hotels Group Co. Ltd. - Class H		660,000	158,831
Silergy Corp.		13,613	198,257
Sinotrans Ltd. - Class H		473,000	203,529
Uni-President China Holdings Ltd.		221,000	190,845
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - Class H(b)		40,500	109,495
Zhaojin Mining Industry Co. Ltd. - Class H		54,000	55,051
			3,275,833

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Greece	0.9%
JUMBO S.A.		6,598	$96,153
Star Bulk Carriers Corp.(a)		12,445	113,747
			209,900
Hong Kong	7.1%
China Overseas Property Holdings Ltd.		970,000	281,157
China Water Affairs Group Ltd.		238,000	255,091
CIMC Enric Holdings Ltd.		246,000	186,455
Guotai Junan International Holdings Ltd.		668,000	106,649
K Wah International Holdings Ltd.		338,000	159,698
Nissin Foods Co. Ltd.		471,000	215,402
SITC International Holdings Co. Ltd.		246,000	230,496
SSY Group Ltd.		170,333	126,631
United Laboratories International Holdings (The) Ltd.		96,467	51,338
			1,612,917
India	12.4%
Bata India Ltd.		28,568	462,944
Crompton Greaves Consumer Electricals Ltd.		58,164	190,238
Endurance Technologies Ltd.(b)		17,978	329,416
Exide Industries Ltd.		85,562	328,948
Future Retail Ltd.(a)		32,559	233,598
Info Edge India Ltd.		8,943	184,576
Jindal Steel & Power Ltd.(a)		72,164	169,655
KEC International Ltd.		77,374	334,649
PVR Ltd.		14,864	340,848
WNS Holdings Ltd. - ADR(a)		5,757	237,534
			2,812,406
Indonesia	3.2%
Bank Tabungan Negara Persero Tbk PT		638,339	112,709
Bumi Serpong Damai Tbk PT(a)		3,061,700	267,983
Indo Tambangraya Megah Tbk PT		48,900	68,844
Semen Indonesia Persero Tbk PT		337,600	269,892
			719,428
Malaysia	3.4%
Serba Dinamik Holdings Bhd.		357,600	327,349
Top Glove Corp. Bhd.		287,600	390,546
ViTrox Corp Bhd.		30,900	47,065
			764,960
Mexico	1.7%
Banco del Bajio S.A.(b)		27,318	53,338
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		28,892	154,572
Megacable Holdings S.A.B. de C.V. - CPO		41,000	183,889
			391,799
Netherlands	0.6%
SBM Offshore N.V.		8,958	132,620

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Philippines	2.6%
Bloomberry Resorts Corp.		1,498,457	$268,481
Wilcon Depot, Inc.		1,335,600	320,547
			589,028
Poland	3.4%
11 bit studios S.A.(a)		600	39,055
Bank Millennium S.A.(a)		120,957	287,315
Dino Polska S.A.(a)(b)		4,147	106,047
Eurocash S.A.		28,507	133,970
Grupa Lotos S.A.		8,515	201,245
			767,632
South Africa	4.9%
African Rainbow Minerals Ltd.		18,347	180,943
AngloGold Ashanti Ltd. - ADR		18,368	230,518
Aspen Pharmacare Holdings Ltd.		12,026	112,822
Barloworld Ltd.		16,350	130,069
Impala Platinum Holdings Ltd.(a)		72,869	185,795
Life Healthcare Group Holdings Ltd.		95,026	173,250
Sappi Ltd.		17,109	97,101
			1,110,498
South Korea	11.5%
Aekyung Industrial Co. Ltd.		4,931	209,383
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)		2,471	75,957
Dentium Co. Ltd.		2,839	145,776
Douzone Bizon Co. Ltd.		7,623	355,947
Fila Korea Ltd.(a)		5,573	268,366
GS Engineering & Construction Corp.		6,624	258,408
Iljin Materials Co. Ltd.		5,278	194,954
Medy-Tox, Inc.		557	287,618
Meritz Securities Co. Ltd.		61,234	234,450
SK Materials Co. Ltd.		1,679	226,705
Soulbrain Co. Ltd.		3,034	129,844
WONIK IPS Co. Ltd.		11,605	207,904
			2,595,312
Switzerland	0.4%
Wizz Air Holdings PLC(a)(b)		2,572	91,939
Taiwan	10.1%
Airtac International Group		12,268	118,280
Asia Cement Corp.		341,000	373,644
ASMedia Technology, Inc.		20,000	320,656
Chailease Holding Co. Ltd.		125,360	392,167
Merida Industry Co. Ltd.		49,000	218,814
Parade Technologies Ltd.		16,540	228,707
Silicon Motion Technology Corp. - ADR		2,405	82,972
Taimide Tech, Inc.		45,979	65,002

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan FamilyMart Co. Ltd.		41,000	$283,339
Tong Hsing Electronic Industries Ltd.		54,000	186,921
			2,270,502
Thailand	2.9%
Beauty Community PCL - REG		267,000	53,712
KCE Electronics PCL - REG		50,000	40,310
Precious Shipping PCL - REG(a)		377,500	100,288
Siam Wellness Group PCL - REG		206,200	70,929
Srisawad Corp PCL - REG		198,200	273,925
VGI Global Media PCL - REG		466,800	111,825
			650,989
Turkey	2.5%
Arcelik A.S.		63,288	187,839
Mavi Giyim Sanayi Ve Ticaret A.S. - Class B(b)		17,454	106,304
Petkim Petrokimya Holding A.S.		107,974	102,653
Turkcell Iletisim Hizmetleri A.S.		74,873	171,933
			568,729
United Kingdom	0.5%
Avast PLC(a)(b)		30,183	108,858
TOTAL COMMON STOCKS (Cost $22,977,856)			21,151,806
EQUITY-LINKED SECURITIES	3.1%
India	3.1%
Jamna Auto Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/17/21(b)		58,922	54,635
V.I.P. Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/17/19(b)		49,602	365,536
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20(b)		35,571	281,135
			701,306
TOTAL EQUITY-LINKED SECURITIES (Cost $685,698)			701,306
PREFERRED STOCKS	1.8%
Brazil	1.8%
Azul S.A. - ADR(a)		7,390	204,629
Marcopolo S.A., 0.51%(c)		197,700	208,411
			413,040
TOTAL PREFERRED STOCKS (Cost $413,421)			413,040
RIGHTS	0.0%
Brazil	0.0%
Marcopolo S.A.(a)		4,707	1,044
TOTAL RIGHTS (Cost $—)			1,044
TOTAL INVESTMENTS
(Cost $24,076,975)	98.5%		22,267,196
NET OTHER ASSETS (LIABILITIES)	1.5%		332,631
NET ASSETS	100.0%		$22,599,827

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

ADS – American Depositary Share

CPO – Certificados de Partcipatión Ordinario

REG – Registered

At December 31, 2018 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	4.6%
Consumer Discretionary	19.4
Consumer Staples	8.6
Energy	5.3
Financials	9.2
Health Care	7.1
Industrials	14.8
Information Technology	13.6
Materials	10.5
Real Estate	3.1
Utilities	2.3
Total	98.5%

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	86.5%
Australia	7.2%
BHP Group PLC		474,355	$9,916,915
Newcrest Mining Ltd.		608,273	9,371,208
South32 Ltd.		4,448,900	10,496,296
			29,784,419
Canada	1.6%
First Quantum Minerals Ltd.		851,354	6,884,668
China	1.6%
Momo, Inc. - ADR(a)		273,494	6,495,482
France	2.1%
TOTAL S.A.		169,433	8,950,813
Germany	2.1%
SAP S.E.		87,129	8,678,895
Hong Kong	2.2%
Hong Kong Exchanges & Clearing Ltd.		313,223	8,988,538
Ireland	4.5%
Accenture PLC - Class A		63,249	8,918,741
Medtronic PLC		109,048	9,919,006
			18,837,747
Japan	15.4%
Kao Corp.		141,400	10,424,843
Mitsui & Co. Ltd.		568,200	8,806,060
Nippon Telegraph & Telephone Corp.		236,960	9,648,075
NTT DOCOMO, Inc.		386,400	8,676,605
PeptiDream, Inc.(a)		235,300	9,165,392
SBI Holdings, Inc.		471,148	9,196,631
Takeda Pharmaceutical Co. Ltd.		244,200	8,285,887
			64,203,493
New Zealand	2.4%
a2 Milk Co. Ltd.(a)		1,383,937	10,058,331
Norway	2.0%
Equinor ASA		389,032	8,296,574
United Kingdom	4.3%
IHS Markit Ltd.(a)		192,925	9,254,612
Rio Tinto PLC		180,266	8,595,243
			17,849,855
United States	41.1%
Agilent Technologies, Inc.		131,337	8,859,994
Alphabet, Inc. - Class C(a)		8,959	9,278,030
Cboe Global Markets, Inc.		88,437	8,651,792
Citrix Systems, Inc.		87,920	9,008,283
CME Group, Inc.		49,411	9,295,197
Cree, Inc.(a)		224,466	9,601,533
E*TRADE Financial Corp.		196,610	8,627,247

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Estee Lauder Cos. (The), Inc.		63,084	$8,207,228
Intercontinental Exchange, Inc.		118,026	8,890,899
Intuit, Inc.		44,134	8,687,778
Medpace Holdings, Inc.(a)		168,755	8,932,202
Microsoft Corp.		96,703	9,822,124
Nasdaq, Inc.		106,525	8,689,244
NextEra Energy, Inc.		57,556	10,004,384
Oracle Corp.		205,952	9,298,733
PayPal Holdings, Inc.(a)		105,114	8,839,036
PRA Health Sciences, Inc.(a)		94,622	8,701,439
TD Ameritrade Holding Corp.		181,104	8,866,852
Thermo Fisher Scientific, Inc.		39,897	8,928,550
			171,190,545
TOTAL COMMON STOCKS (Cost $314,640,941)			360,219,360
TOTAL INVESTMENTS
(Cost $314,640,941)	86.5%		360,219,360
NET OTHER ASSETS (LIABILITIES)	13.5%		56,097,134
NET ASSETS	100.0%		$416,316,494

(a)Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

At December 31, 2018 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	8.2%
Consumer Staples	6.9
Energy	4.1
Financials	17.1
Health Care	15.1
Industrials	4.3
Information Technology	17.5
Materials	10.9
Utilities	2.4
Total	86.5%

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	52.5%
Advertising	1.4%
Omnicom Group, Inc.		2,963	$217,010
Publicis Groupe S.A.		1,710	97,866
WPP PLC		13,696	147,099
			461,975
Agriculture	1.0%
Philip Morris International Inc.		4,651	310,501
Auto Manufacturers	0.6%
Daimler A.G. - REG		3,773	198,372
Banks	1.8%
BB&T Corp.		7,786	337,289
Intesa Sanpaolo S.p.A.		104,314	231,189
			568,478
Beverages	0.8%
Diageo PLC		6,971	247,774
Building Materials	1.8%
Cie de Saint-Gobain		5,958	198,314
HeidelbergCement A.G.		5,050	308,848
Indocement Tunggal Prakarsa Tbk PT		42,500	54,516
			561,678
Chemicals	0.4%
Linde PLC		730	113,909
Commercial Services	3.2%
Bureau Veritas S.A.		6,487	131,756
G4S PLC		110,182	275,749
ISS A/S		11,110	310,116
Loomis AB - Class B		5,118	165,606
SGS S.A. - REG		70	157,710
			1,040,937
Cosmetics/Personal Care	1.4%
Colgate-Palmolive Co.		3,653	217,426
Unilever PLC		4,628	242,219
			459,645
Diversified Financial Services	0.3%
Azimut Holding S.p.A.		8,239	90,280
Electric	1.2%
Duke Energy Corp.		2,571	221,877
PPL Corp.		6,001	170,009
			391,886
Energy-Alternate Sources	0.5%
TransAlta Renewables, Inc.		20,240	153,742
Engineering & Construction	0.2%
Bouygues S.A.		2,171	77,631

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Food	4.1%
Danone S.A.		6,053	$426,612
Nestle S.A. - REG		6,320	513,821
Sligro Food Group N.V.		5,685	226,445
Sysco Corp.		2,577	161,475
			1,328,353
Food Service	1.4%
Compass Group PLC		10,108	212,214
Elior Group S.A.(a)		11,142	166,157
Sodexo S.A.		779	79,671
			458,042
Home Builders	1.8%
Berkeley Group Holdings (The) PLC		3,772	167,308
Sekisui House Ltd.		28,200	413,463
			580,771
Insurance	1.2%
Allianz S.E. - REG		1,960	393,306
Internet	0.2%
Facebook, Inc. - Class A(b)		557	73,017
Investment Companies	1.2%
Groupe Bruxelles Lambert S.A.		1,102	95,708
Investor AB - Class B		4,630	196,790
Pargesa Holding S.A. - Bearer		1,431	103,374
			395,872
Lodging	0.6%
Mandarin Oriental International Ltd.		91,300	185,567
Machinery-Diversified	1.5%
Deere & Co.		642	95,767
FANUC Corp.		800	120,270
Flowserve Corp.		4,525	172,041
Rockwell Automation, Inc.		637	95,856
			483,934
Media	0.6%
ALTICE EUROPE N.V.(b)		18,258	35,250
NOS SGPS S.A.		24,166	146,265
			181,515
Mining	1.5%
Agnico Eagle Mines Ltd.		2,660	107,464
Franco-Nevada Corp.		1,449	101,606
Fresnillo PLC		6,843	74,791
Goldcorp, Inc.		8,676	84,968
Royal Gold, Inc.		1,254	107,405
			476,234

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Miscellaneous Manufacturing	1.7%
3M Co.		1,951	$371,744
Smiths Group PLC		9,273	160,550
			532,294
Oil & Gas	3.9%
ConocoPhillips		1,985	123,765
Exxon Mobil Corp.		3,159	215,412
Phillips 66		2,335	201,160
Royal Dutch Shell PLC - Class B		13,719	408,233
TOTAL S.A.		5,930	313,271
			1,261,841
Oil & Gas Services	0.3%
Schlumberger Ltd.		2,566	92,581
Packing & Containers	0.3%
Mayr Melnhof Karton A.G.		777	97,839
Pharmaceuticals	3.3%
Bayer A.G. - REG		940	65,181
GlaxoSmithKline PLC		18,917	359,038
Pfizer, Inc.		7,325	319,736
Sanofi		3,685	318,454
			1,062,409
Real Estate	3.3%
Hang Lung Properties Ltd.		218,000	415,523
Hongkong Land Holdings Ltd.		39,100	246,483
Hopewell Holdings Ltd.		39,500	173,663
Hysan Development Co. Ltd.		47,000	222,853
			1,058,522
Real Estate Investment Trusts	4.1%
Columbia Property Trust, Inc.		20,202	390,909
Douglas Emmett, Inc.		2,411	82,287
Frasers Commercial Trust		298,800	299,851
JBG SMITH Properties		5,366	186,791
Weyerhaeuser Co.		16,491	360,493
			1,320,331
Retail	0.5%
Cie Financiere Richemont S.A. - REG		2,636	169,409
Semiconductors	1.2%
Maxim Integrated Products, Inc.		2,533	128,803
Texas Instruments, Inc.		2,609	246,551
			375,354
Software	2.8%
Microsoft Corp.		4,274	434,110
Oracle Corp.		10,204	460,711
			894,821

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Telecommunications	2.4%
KDDI Corp.		18,186	$433,374
Verizon Communications, Inc.		6,281	353,118
			786,492
TOTAL COMMON STOCKS (Cost $18,919,250)			16,885,312

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	27.7%
Banks	0.8%
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 2.58%)(c)
4.63%, 11/01/22		$300,000	254,220
Commercial Services	3.0%
Carriage Services, Inc.(a)
6.63%, 06/01/26		150,000	147,000
Service Corp. International
4.63%, 12/15/27		250,000	235,000
Sotheby’s(a)
4.88%, 12/15/25		650,000	588,250
			970,250
Distribution/Wholesale	1.5%
Performance Food Group, Inc.(a)
5.50%, 06/01/24		500,000	483,750
Electrical Component & Equipments	0.8%
Energizer Gamma Acquisition, Inc.(a)
6.38%, 07/15/26		300,000	275,250
Entertainment	0.7%
Live Nation Entertainment, Inc.(a)
5.63%, 03/15/26		250,000	244,375
Food	5.9%
Albertsons Cos LLC/Safeway, Inc./New Albertsons L.P./Albertson’s LLC
5.75%, 03/15/25		250,000	218,750
Ingles Markets, Inc.
5.75%, 06/15/23		350,000	345,625
JBS USA LUX S.A./JBS USA Finance, Inc.(a)
6.75%, 02/15/28		500,000	487,500
Pilgrim’s Pride Corp.(a)
5.75%, 03/15/25		250,000	234,375
Post Holdings, Inc.(a)
5.50%, 03/01/25		250,000	239,953
US Foods, Inc.(a)
5.88%, 06/15/24		370,000	359,825
			1,886,028
Food Service	1.0%
Aramark Services, Inc.(a)
5.00%, 02/01/28		350,000	326,375

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Healthcare-Services	2.5%
Charles River Laboratories International, Inc.(a)
5.50%, 04/01/26		$250,000	$246,250
DaVita, Inc.,
5.75%, 08/15/22		100,000	99,500
5.00%, 05/01/25		500,000	453,750
			799,500
Household Products/Wares	3.0%
ACCO Brands Corp.(a)
5.25%, 12/15/24		500,000	447,500
Central Garden & Pet Co.
5.13%, 02/01/28		300,000	268,500
Spectrum Brands, Inc.
5.75%, 07/15/25		250,000	237,425
			953,425
Media	4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/27(a)		250,000	232,850
5.00%, 02/01/28(a)		400,000	368,000
CSC Holdings LLC,
6.63%, 10/15/25(a)		250,000	253,125
5.38%, 02/01/28(a)		575,000	528,816
			1,382,791
Oil & Gas Services	0.4%
Apergy Corp.
6.38%, 05/01/26		125,000	121,250
Packing & Containers	2.1%
Berry Global, Inc.(a)
4.50%, 02/15/26		400,000	366,000
Plastipak Holdings, Inc.(a)
6.25%, 10/15/25		350,000	309,750
			675,750
Pipelines	1.7%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 5.15%)(c)
7.38%, 12/15/22		600,000	534,000
TOTAL CORPORATE BONDS (Cost $9,418,385)			8,906,964

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	2.1%
SPDR Gold Shares		5,529	670,391
TOTAL EXCHANGE TRADED FUNDS (Cost $666,561)			670,391

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	9.5%
Banks	3.8%
Credit Suisse Group A.G.
(Variable, USD Swap 5Y + 3.46%)(a)(c)
6.25%, 12/18/24		$500,000	$472,280
Intesa Sanpaolo S.p.A.(a)
5.02%, 06/26/24		250,000	226,721
UBS Group Funding Switzerland A.G.
(Variable, USD Swap 5Y + 4.87%)(c)
7.00%, 02/19/25		500,000	508,750
			1,207,751
Holding Companies-Diversified	0.6%
KOC Holding A.S.
3.50%, 04/24/20		200,000	194,148
Media	1.1%
Altice France S.A.(a)
6.25%, 05/15/24		200,000	187,250
Altice Luxembourg S.A.(a)
7.75%, 05/15/22		200,000	182,000
			369,250
Oil & Gas	1.3%
Precision Drilling Corp.(a)
7.13%, 01/15/26		500,000	430,000
Packing & Containers	1.2%
OI European Group B.V.(a)
4.00%, 03/15/23		400,000	374,000
Pharmaceuticals	1.5%
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 07/19/19		500,000	492,863
TOTAL FOREIGN ISSUER BONDS (Cost $3,212,805)			3,068,012

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	0.8%
Pipelines	0.8%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 4.88%), 7.95%(c)		6,000	131,280
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 4.92%), 7.88%(c)		6,000	130,080
			261,360
TOTAL PREFERRED STOCKS (Cost $288,056)			261,360

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. TREASURY OBLIGATIONS	5.4%
U.S. Treasury Notes	5.4%
2.75%, 09/30/20		$1,402,500	$1,407,759
2.88%, 10/31/20		314,200	316,164
			1,723,923
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,714,348)			1,723,923

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.8%
Northern Institutional Treasury Portfolio, 2.27%		572,139	572,139
TOTAL SHORT-TERM INVESTMENTS (Cost $572,139)			572,139
TOTAL INVESTMENTS
(Cost $34,791,544)	99.8%		32,088,101
NET OTHER ASSETS (LIABILITIES)	0.2%		53,722
NET ASSETS	100.0%		$32,141,823

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Non-income producing security.

(c)Floating rate security. The rate presented is the rate in effect at December 31, 2018, and the related index and spread are shown parenthetically for each security.

Abbreviations:

REG – Registered

At December 31, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Euro	858,013	United States Dollar	983,210	03/18/2019	$(6,294)
Goldman Sachs	Euro	890,188	United States Dollar	1,020,000	03/18/2019	(6,610)
Total						$(12,904)

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

At December 31, 2018, the JOHCM Global Income Builder Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	55.6%
France	6.1
United Kingdom	5.9
Switzerland	6.0
Netherlands	4.7
Hong Kong	3.9
Japan	3.0
Germany	3.0
Canada	2.8
Italy	1.7
Brazil	1.5
Sweden	1.1
Denmark	1.0
Singapore	0.9
Turkey	0.6
Luxembourg	0.5
Portugal	0.5
Austria	0.3
Belgium	0.3
Mexico	0.2
Indonesia	0.2
Total	99.8%

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	84.2%
Finland	5.3%
Nokian Renkaat OYJ		2,047	$63,079
Wartsila OYJ Abp		2,894	45,928
			109,007
France	8.6%
Capgemini S.E.		210	20,733
Safran S.A.		694	83,377
Sanofi		852	73,629
			177,739
Germany	6.0%
Bayer A.G. - REG		245	16,989
CECONOMY A.G.		1,390	5,002
Henkel A.G. & Co. KGaA		505	49,664
SAP S.E.		519	51,697
			123,352
Hong Kong	3.1%
China Mobile Ltd.		6,524	62,873
Italy	3.9%
Enel S.p.A.		14,044	81,021
Japan	15.4%
Ain Holdings, Inc.		696	49,676
Kao Corp.		558	41,139
Mitsubishi Electric Corp.		3,627	39,762
Nabtesco Corp.		1,184	25,475
Nippon Telegraph & Telephone Corp.		1,333	54,275
Qol Holdings Co. Ltd.		3,400	51,286
Sugi Holdings Co. Ltd.		1,452	57,380
			318,993
Netherlands	7.4%
Akzo Nobel N.V.		660	53,053
Royal Dutch Shell PLC - Class B		1,220	36,303
Wolters Kluwer N.V.		1,091	64,427
			153,783
Portugal	3.3%
Galp Energia SGPS S.A.		4,319	68,392
Switzerland	6.0%
Ferguson PLC		893	57,193
Roche Holding A.G. (Genusschein)		270	66,764
			123,957
United Kingdom	22.4%
Compass Group PLC		4,529	95,085
Experian PLC		1,516	36,846
Johnson Matthey PLC		600	21,407
National Grid PLC		5,743	55,538

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Rio Tinto PLC		1,217	$58,028
RSA Insurance Group PLC		9,980	65,117
Sage Group (The) PLC		9,080	69,518
Unilever N.V. - CVA		1,138	61,833
			463,372
United States	2.8%
Philip Morris International Inc.		870	58,081
TOTAL COMMON STOCKS (Cost $1,816,345)			1,740,570
PREFERRED STOCKS	3.2%
United Kingdom	3.2%
Doric Nimrod Air Two Ltd., 8.33%(a)		23,967	65,988
TOTAL PREFERRED STOCKS (Cost $67,986)			65,988
TOTAL INVESTMENTS
(Cost $1,884,331)	87.4%		1,806,558
NET OTHER ASSETS (LIABILITIES)	12.6%		260,919
NET ASSETS	100.0%		$2,067,477

(a)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:

REG – Registered

At December 31, 2018 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	5.7%
Consumer Discretionary	7.9
Consumer Staples	17.8
Energy	5.1
Financials	3.1
Health Care	7.6
Industrials	20.3
Information Technology	6.9
Materials	6.4
Utilities	6.6
Total	87.4%

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	87.8%
Australia	6.8%
BHP Group Ltd.		6,975,251	$168,288,310
Newcrest Mining Ltd.		10,909,783	168,078,880
South32 Ltd.		66,350,211	156,540,141
			492,907,331
Canada	1.4%
First Quantum Minerals Ltd.		12,222,739	98,841,956
China	1.5%
Momo, Inc. - ADR(a)		4,552,465	108,121,044
Denmark	2.6%
Orsted A/S(b)		2,781,444	186,185,420
France	4.4%
L’Oreal S.A.		692,496	158,963,909
TOTAL S.A.		3,001,262	158,550,786
			317,514,695
Germany	6.4%
Deutsche Boerse A.G.		1,313,443	157,951,098
SAP S.E.		1,621,543	161,521,435
Siemens A.G. - REG		1,283,882	143,190,452
			462,662,985
Hong Kong	2.2%
Hong Kong Exchanges & Clearing Ltd.		5,528,810	158,659,858
Ireland	6.5%
Accenture PLC - Class A		1,022,894	144,238,283
ICON PLC(a)		1,290,982	166,807,784
Medtronic PLC		1,753,564	159,504,182
			470,550,249
Israel	2.2%
Check Point Software Technologies Ltd.(a)		1,523,305	156,367,258
Japan	32.5%
CyberAgent, Inc.		3,459,500	135,087,215
Japan Exchange Group, Inc.		8,761,500	140,707,712
Kao Corp.		2,677,900	197,430,609
KDDI Corp.		7,147,900	170,335,001
Mitsubishi Corp.		5,938,642	162,082,846
Mitsui & Co. Ltd.		9,765,400	151,345,832
Nippon Telegraph & Telephone Corp.		4,100,100	166,939,874
NTT DOCOMO, Inc.		6,977,200	156,672,908
ORIX Corp.		10,205,692	148,284,876
PeptiDream, Inc.(a)		4,342,654	169,154,800
Recruit Holdings Co. Ltd.		6,370,200	152,507,422
SBI Holdings, Inc.		6,454,000	125,979,636
Sekisui House Ltd.		9,706,900	142,320,757

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Takeda Pharmaceutical Co. Ltd.		4,129,400	$140,113,606
Terumo Corp.		3,222,800	181,055,065
			2,340,018,159
Netherlands	6.6%
Koninklijke Ahold Delhaize N.V.		6,642,473	167,573,540
Koninklijke DSM N.V.		1,816,315	147,786,912
Royal Dutch Shell PLC - Class B		5,385,040	160,241,421
			475,601,873
New Zealand	2.1%
a2 Milk Co. Ltd.(a)		21,277,776	154,644,979
Spain	2.2%
Amadeus IT Group S.A.		2,286,616	159,215,135
Switzerland	1.9%
Lonza Group A.G. - REG(a)		524,683	136,405,484
United Kingdom	6.4%
BP PLC		23,938,153	151,036,005
IHS Markit Ltd.(a)		3,157,730	151,476,308
Rio Tinto PLC		3,398,454	162,041,296
			464,553,609
United States	2.1%
Shire PLC		2,591,095	150,746,132
TOTAL COMMON STOCKS (Cost $5,937,383,013)			6,332,996,167
TOTAL INVESTMENTS
(Cost $5,937,383,013)	87.8%		6,332,996,167
NET OTHER ASSETS (LIABILITIES)	12.2%		876,153,999
NET ASSETS	100.0%		$7,209,150,166

(a) Non-income producing security.

(b) Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

At December 31, 2018 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	10.2%
Consumer Discretionary	2.0
Consumer Staples	9.4
Energy	6.5
Financials	10.1
Health Care	15.3
Industrials	10.6
Information Technology	8.6
Materials	12.5
Utilities	2.6
Total	87.8%

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	100.4%
Australia	1.6%
GWA Group Ltd.		1,657,057	$3,244,402
Canada	4.0%
Heroux-Devtek, Inc.(a)		351,908	3,332,970
Laurentian Bank of Canada		97,090	2,707,454
ShawCor Ltd.		173,915	2,112,153
			8,152,577
China	3.2%
Dalian Refrigeration Co. Ltd. - Class B		2,313,742	635,094
Greatview Aseptic Packaging Co. Ltd.		5,838,000	3,177,881
Yestar Healthcare Holdings Co. Ltd.		11,572,500	2,707,144
			6,520,119
Denmark	2.6%
Brodrene Hartmann A/S		57,526	2,234,755
Royal Unibrew A/S		45,579	3,138,299
			5,373,054
Finland	1.7%
Teleste OYJ		81,727	492,193
Vaisala OYJ - Class A		158,557	2,996,676
			3,488,869
France	5.0%
Coface S.A.		365,963	3,324,704
Lectra		151,775	3,160,469
Robertet S.A.		5,995	3,612,930
			10,098,103
Germany	3.9%
Gerresheimer A.G.		42,867	2,812,091
KWS Saat S.E.		8,597	2,560,896
SAF-Holland S.A.		203,018	2,606,797
			7,979,784
Hong Kong	10.9%
Mandarin Oriental International Ltd.		1,459,250	2,965,921
Pico Far East Holdings Ltd.		7,652,000	2,759,787
Sitoy Group Holdings Ltd.		12,840,000	2,965,672
SmarTone Telecommunications Holdings Ltd.		2,724,500	3,020,717
Vinda International Holdings Ltd.		1,875,000	2,955,484
Vitasoy International Holdings Ltd.		1,255,000	4,760,993
Wasion Holdings Ltd.		5,705,000	2,761,302
			22,189,876
Ireland	2.6%
Grafton Group PLC		303,569	2,480,445
Irish Continental Group PLC		550,970	2,782,240
			5,262,685

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Italy	2.5%
Banca IFIS S.p.A.		151,232	$2,666,221
Biesse S.p.A.		124,118	2,442,738
			5,108,959
Japan	15.8%
Ariake Japan Co. Ltd.		48,200	3,154,249
Daiseki Co. Ltd.		141,000	2,899,937
EPS Holdings, Inc.		186,400	2,814,410
Fujitec Co. Ltd.		212,200	2,259,729
Kintetsu World Express, Inc.		176,900	2,586,588
Mani, Inc.		87,600	3,297,079
Rion Co. Ltd.		165,800	2,617,118
Sakata Seed Corp.		99,000	3,058,617
SHO-BOND Holdings Co. Ltd.		53,200	3,927,543
Tayca Corp.		166,200	2,469,689
Transcosmos, Inc.		143,100	3,024,414
			32,109,373
Mexico	1.4%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		4,661,046	2,767,917
Netherlands	3.5%
Corbion N.V.		100,192	2,802,486
KAS Bank N.V. - CVA		215,279	1,453,228
Sligro Food Group N.V.		73,653	2,933,748
			7,189,462
Norway	1.5%
Borregaard ASA		341,686	2,958,350
South Korea	2.8%
Choong Ang Vaccine Laboratory(a)		191,553	2,878,436
SK Materials Co. Ltd.		21,567	2,912,054
			5,790,490
Sweden	8.7%
Ahlstrom-Munksjo OYJ		202,364	2,808,533
Avanza Bank Holding AB		67,329	3,225,558
BioGaia AB - Class B		82,745	2,961,124
Cloetta AB - Class B		1,010,588	2,777,954
IAR Systems Group AB		149,682	4,112,353
Kabe Group AB - Class B		108,505	1,749,452
			17,634,974
Switzerland	6.7%
Bobst Group S.A. - REG		34,112	2,364,666
Burckhardt Compression Holding A.G.		9,461	2,223,883
Gurit Holding A.G. - Bearer		3,529	3,119,397
LEM Holding S.A. - REG		2,767	2,951,726
Valiant Holding A.G. - REG		26,921	2,963,538
			13,623,210

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	7.1%
Merida Industry Co. Ltd.		710,000	$3,170,571
Paiho Shih Holdings Corp.		2,410,456	3,153,251
Sinmag Equipment Corp.		627,667	2,280,077
Tong Yang Industry Co. Ltd.		2,400,000	2,855,846
TOPBI International Holdings Ltd.		1,085,150	2,919,557
			14,379,302
Thailand	2.7%
Sahamitr Pressure Container PCL - REG		8,701,600	3,340,602
Vanachai Group PCL - REG		14,148,600	2,146,624
			5,487,226
United Kingdom	12.2%
A.G. Barr PLC		303,370	3,049,795
Bloomsbury Publishing PLC		1,308,995	3,363,003
Dart Group PLC		336,158	3,308,020
Genus PLC		123,283	3,369,847
Gooch & Housego PLC		180,096	2,731,226
Porvair PLC		654,634	3,448,900
Stallergenes Greer PLC(a)		90,264	2,923,593
SThree PLC		715,185	2,608,554
			24,802,938
TOTAL COMMON STOCKS (Cost $220,657,393)			204,161,670
TOTAL INVESTMENTS
(Cost $220,657,393)	100.4%		204,161,670
NET OTHER ASSETS (LIABILITIES)	(0.4%)		(773,500)
NET ASSETS	100.0%		$203,388,170

(a) Non-income producing security.

Abbreviations:

REG – Registered

At December 31, 2018 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	4.5%
Consumer Discretionary	11.0
Consumer Staples	14.0
Energy	1.1
Financials	8.0
Health Care	14.3
Industrials	22.1
Information Technology	10.9
Materials	14.5
Total	100.4%

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.0%
Ireland	5.1%
Allegion PLC		2,476	$197,362
Jazz Pharmaceuticals PLC(a)		1,052	130,406
			327,768
Netherlands	1.8%
Wright Medical Group N.V.(a)		4,418	120,258
United Kingdom	2.8%
Nomad Foods Ltd.(a)		10,709	179,055
United States	88.3%
Benefitfocus, Inc.(a)		2,692	123,078
BioMarin Pharmaceutical, Inc.(a)		1,094	93,154
Burlington Stores, Inc.(a)		1,186	192,927
Carbon Black, Inc.(a)		6,713	90,088
CommVault Systems, Inc.(a)		2,446	144,534
CONMED Corp.		1,442	92,576
First American Financial Corp.		4,259	190,122
First Republic Bank		1,964	170,672
FMC Corp.		1,614	119,371
ForeScout Technologies, Inc.(a)		6,280	163,217
Great Western Bancorp, Inc.		3,865	120,781
HD Supply Holdings, Inc.(a)		3,086	115,787
Helmerich & Payne, Inc.		1,797	86,148
Heska Corp.(a)		1,681	144,734
HubSpot, Inc.(a)		1,105	138,932
IBERIABANK Corp.		1,532	98,477
Jacobs Engineering Group, Inc.		2,650	154,919
Jones Lang LaSalle, Inc.		1,149	145,463
Leidos Holdings, Inc.		3,125	164,750
Martin Marietta Materials, Inc.		781	134,231
Masco Corp.		4,797	140,264
MasTec, Inc.(a)		4,434	179,843
MGM Growth Properties LLC - Class A		4,260	112,507
Mosaic (The) Co.		4,832	141,143
Newfield Exploration Co.(a)		5,814	85,233
Pacira Pharmaceuticals, Inc.(a)		2,059	88,578
Post Holdings, Inc.(a)		1,532	136,547
Rapid7, Inc.(a)		6,585	205,189
Raymond James Financial, Inc.		2,410	179,328
Sabre Corp.		7,014	151,783
SEI Investments Co.		1,762	81,404
Service Corp. International		4,130	166,274
ServiceMaster Global Holdings, Inc.(a)		4,099	150,597
SVB Financial Group(a)		757	143,769
Syneos Health, Inc.(a)		3,668	144,336

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tableau Software, Inc. - Class A(a)		957	$114,840
Tapestry, Inc.		5,142	173,543
Terex Corp.		4,739	130,654
Tiffany & Co.		843	67,870
Toll Brothers, Inc.		2,944	96,946
Woodward, Inc.		2,381	176,885
Zayo Group Holdings, Inc.(a)		6,987	159,583
			5,711,077
TOTAL COMMON STOCKS (Cost $6,475,138)			6,338,158
TOTAL INVESTMENTS
(Cost $6,475,138)	98.0%		6,338,158
NET OTHER ASSETS (LIABILITIES)	2.0%		128,407
NET ASSETS	100.0%		$6,466,565

(a) Non-income producing security.

At December 31, 2018 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	2.5%
Consumer Discretionary	13.1
Consumer Staples	4.9
Energy	2.7
Financials	15.2
Health Care	12.6
Industrials	16.9
Information Technology	20.0
Materials	6.1
Real Estate	4.0
Total	98.0%

See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”). The JOHCM Asia Ex-Japan Equity Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Equity Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, the JOHCM International Small Cap Equity Fund, and the JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM International Select Fund, and the JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue two classes of shares: Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and the JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees incurred. As of December 31, 2018, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Class I Shares: June 26, 2014 Class II Shares: June 26, 2014 Institutional Shares: March 28, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund	Class I Shares: November 21, 2012 Class II Shares: December18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Global Equity Fund	Class I Shares: March 22, 2013 Institutional Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM Global Income Builder Fund	Class I Shares: November 29, 2017 Institutional Shares: November 29, 2017	to seek a level of current income that is consistent with the preservation and long-term growth of capital in inflation-adjusted terms
JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term total return by investing in a concentrated portfolio of international equity securities
JOHCM International Select Fund	Class I Shares: July 29, 2009 Class II Shares: March 31, 2010	to seek long-term capital appreciation
JOHCM International Small Cap Equity Fund	Class I Shares: January 2, 2014 Class II Shares: November 18, 2013 Institutional Shares: October 1, 2013	to seek long-term capital appreciation
JOHCM US Small Mid Cap Equity Fund	Class I: October 31, 2014 Institutional Shares: October 31, 2014	to seek long-term capital appreciation

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

Prior to November 18, 2013, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund, operated respectively as: the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and the JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund had no net assets or operations in the Trust, and therefore, activity shown in the Financial Highlights prior to the Reorganization represents operations and changes in net assets of the respective Scotia Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Fund’s FairValue Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2018 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
JOHCM Asia Ex-Japan Equity Fund
Common stocks:
China	$955,856	$6,308,068	$—	$7,263,924
Other*	—	39,583,959	—	39,583,959
Total common stocks	$955,856	$45,892,027	$—	$46,847,883
Equity-Linked Securities*	—	1,563,920	—	1,563,920
Total Investments	$955,856	$47,455,947	$—	$48,411,803
JOHCM Emerging Markets Opportunities Fund
Common stocks:
Brazil	$9,485,575	$—	$—	$9,485,575
China	20,514,518	50,454,793	—	70,969,311
Hong Kong	13,443,600	32,269,804	—	45,713,404
India	21,837,683	54,442,260	—	76,279,943
Mexico	21,808,368	—	—	21,808,368
Russia	399,142	24,854,880	—	25,254,022
Other*	—	165,035,084	—	165,035,084
Total common stocks	$87,488,886	$327,056,821	$—	$414,545,707
Preferred stocks:
Brazil	8,837,039	—	—	8,837,039

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
South Korea	$—	$4,413,726	$—	$4,413,726
Total preferred stocks	$8,837,039	$4,413,726	$—	$13,250,765
Total Investments	$96,325,925	$331,470,547	$—	$427,796,472
JOHCM Emerging Markets Small Mid Cap Equity Fund
Common stocks:
Argentina	$255,911	$—	$—	$255,911
Brazil	316,524	1,308,022	—	1,624,546
Canada	246,542	—	—	246,542
Chile	153,921	197,536	—	351,457
China	759,022	2,516,811	—	3,275,833
Greece	113,747	96,153	—	209,900
India	237,534	2,574,872	—	2,812,406
Mexico	391,799	—	—	391,799
South Africa	230,518	879,980	—	1,110,498
Taiwan	82,972	2,187,530	—	2,270,502
Other*	—	8,602,412	—	8,602,412
Total common stocks	$2,788,490	$18,363,316	$—	$21,151,806
Preferred stocks*	204,629	208,411	—	413,040
Equity-Linked Securities*	—	701,306	—	701,306
Rights	1,044	—	—	1,044
Total Investments	$2,994,163	$19,273,033	$—	$22,267,196
JOHCM Global Equity Fund
Common stocks:
Canada	$6,884,668	$—	$—	$6,884,668
China	6,495,482	—	—	6,495,482
Ireland	18,837,747	—	—	18,837,747
United Kingdom	9,254,612	8,595,243	—	17,849,855
United States	171,190,545	—	—	171,190,545
Other*	—	138,961,063	—	138,961,063
Total common stocks	$212,663,054	$147,556,306	$—	$360,219,360
Total Investments	$212,663,054	$147,556,306	$—	$360,219,360
JOHCM Global Income Builder Fund
Common stocks:
Canada	$447,780	$—	$—	$447,780
United Kingdom	113,909	1,811,951	—	1,925,860
United States	6,147,844	—	—	6,147,844
Other*	—	8,363,828	—	8,363,828
Total common stocks	$6,709,533	$10,175,779	$—	$16,885,312
Foreign Issuer Bonds*	—	3,068,012	—	3,068,012
Corporate Bonds*	—	8,906,964	—	8,906,964
Exchange Traded Funds*	670,391	—	—	670,391
Preferred stocks*	261,360	—	—	261,360
U.S. Treasury Obligations	—	1,723,923	—	1,723,923
Short-Term Investments	572,139	—	—	572,139
Total Investments	$8,213,423	$23,874,678	$—	$32,088,101

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments
Liabilities
Unrealized depreciation on forward currency
exchange contracts	$—	$(12,904)	$—	$(12,904)
Total Other Financial Instruments	$—	$(12,904)	$—	$(12,904)
JOHCM International Opportunities Fund
Common stocks:
United States	$58,081	$—	$—	$58,081
Other*	—	1,682,489	—	1,682,489
Total common stocks	$58,081	$1,682,489	$—	$1,740,570
Preferred stocks*	—	65,988	—	65,988
Total Investments	$58,081	$1,748,477	$—	$1,806,558
JOHCM International Select Fund
Common stocks:
Canada	$98,841,956	$—	$—	$98,841,956
China	108,121,044	—	—	108,121,044
Ireland	470,550,249	—	—	470,550,249
Israel	156,367,258	—	—	156,367,258
United Kingdom	151,476,308	313,077,301	—	464,553,609
Other*	—	5,034,562,051	—	5,034,562,051
Total common stocks	$985,356,815	$5,347,639,352	$—	$6,332,996,167
Total Investments	$985,356,815	$5,347,639,352	$—	$6,332,996,167
JOHCM International Small Cap Equity Fund
Common stocks:
Canada	$8,152,577	$—	$—	$8,152,577
Mexico	2,767,917	—	—	2,767,917
Other*	—	193,241,176	—	193,241,176
Total common stocks	$10,920,494	$193,241,176	$—	$204,161,670
Total Investments	$10,920,494	$193,241,176	$—	$204,161,670
JOHCM US Small Mid Cap Equity Fund
Common stocks*	$6,338,158	$—	$—	$6,338,158
Total Investments	$6,338,158	$—	$—	$6,338,158

* See additional categories in the Schedules of Investments.

As of December 31, 2018 there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the quarter ended December 31, 2018.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2018 (Unaudited)

At December 31, 2018, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair value	% of Net Assets
JOHCM Asia Ex-Japan Equity Fund	CLSA Global Markets Pte Ltd.	$1,563,920	2.6%
JOHCM Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	701,306	3.1%

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Asia Ex-Japan Equity Fund	$56,056,203	$1,672,207	$(9,316,607)	$(7,644,400)
JOHCM Emerging Markets Opportunities Fund	447,928,955	16,241,315	(36,373,798)	(20,132,483)
JOHCM Emerging Markets Small Mid Cap Equity Fund	24,402,388	1,032,525	(3,167,717)	(2,135,192)
JOHCM Global Equity Fund	317,094,626	59,253,444	(16,128,710)	43,124,734
JOHCM Global Income Builder Fund	34,883,588	272,820	(3,081,211)	(2,808,391)
JOHCM International Opportunities Fund	1,885,494	84,287	(163,223)	(78,936)
JOHCM International Select Fund	5,970,825,455	680,523,563	(318,352,851)	362,170,712
JOHCM International Small Cap Equity Fund	221,026,955	16,189,100	(33,054,385)	(16,865,285)
JOHCM US Small Mid Cap Equity Fund	6,480,281	555,517	(697,640)	(142,123)

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	97.7%
PRIVATE(a)	44.7%
Home Equity	44.7%
Ameriquest Mortgage Securities Trust Series 2006-M3 (Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor)(b)
2.68%, 10/25/36		$1,852,166	$1,177,581
Argent Securities Trust Series 2006-M2
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor)(b)
2.75%, 09/25/36		1,181,829	523,134
Bella Vista Mortgage Trust Series 2004-1
(Floating, ICE LIBOR USD 1M + 0.70%, 0.35% Floor, 11.25% Cap)(b)
3.17%, 11/20/34		431,841	420,361
Chase Funding Trust Series 2003-3
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor)(b)
3.05%, 04/25/33		280,355	263,648
Countrywide Asset-Backed Certificates Series 2006-22
(Floating, ICE LIBOR USD 1M + 0.23%, 0.23% Floor)(b)
2.74%, 05/25/47		4,692,411	769,044
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor)(b)
2.50%, 04/25/37		5,600,000	2,670,080
CWHEQ Home Equity Loan Trust Series 2006-S2
5.84%, 07/25/27		243,819	393,258
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1
(Floating, ICE LIBOR USD 1M + 0.69%, 0.46% Floor)(b)
3.20%, 10/25/35		323,147	259,421
Home Equity Mortgage Trust Series 2005-3
(Floating, ICE LIBOR USD 1M + 1.08%, 0.72% Floor)(b)
3.59%, 11/25/35		518,222	509,949
JP Morgan Mortgage Acquisition Corp. Series 2006-WMC1
(Floating, ICE LIBOR USD 1M + 0.34%, 0.34% Floor)(b)
2.85%, 03/25/36		4,924,199	758,617
JP Morgan Mortgage Acquisition Trust Series 2007-CH1(c)
4.92%, 11/25/36		440,515	312,532
Lehman Mortgage Trust Series 2008-4
(Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(b)
2.89%, 01/25/37		641,368	316,087
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor)(b)
2.77%, 07/25/37		4,259,009	2,469,693
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3
(Floating, ICE LIBOR USD 1M + 1.08%, 0.54% Floor)(b)
3.59%, 03/25/33		49,094	47,048
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2
(Floating, ICE LIBOR USD 1M + 0.15%, 0.15% Floor)(b)
2.66%, 11/25/36		578,148	277,228
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1(c)
5.82%, 03/25/47		862,507	871,808

See Notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Saxon Asset Securities Trust Series 2003-1
4.03%, 06/25/33		$194,445	$197,128
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap)(b)
3.02%, 01/25/45		236,538	235,057
			12,471,674
U.S. GOVERNMENT AGENCIES	53.0%
Fannie Mae Pool TBA
3.00%, 01/19/48		3,000,000	2,924,112
Fannie Mae Pool TBA
3.50%, 01/19/48		3,000,000	2,995,077
Fannie Mae Pool TBA
4.00%, 01/19/48		3,000,000	3,058,125
Fannie Mae Pool
(Floating, ICE LIBOR USD 1Y + 1.60%, 1.60% Floor, 8.08% Cap)(b)
3.08%, 07/01/48		944,217	949,299
Fannie Mae Pool
(Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 8.02% Cap)(b)
3.02%, 03/01/48		957,887	964,272
Freddie Mac Non Gold Pool
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 7.90% Cap)(b)
2.90%, 09/01/47		917,534	922,615
Freddie Mac Non Gold Pool
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 9.25% Cap)(b)
3.25%, 07/01/48		902,609	911,673
Freddie Mac Non Gold Pool
(Floating, ICE LIBOR USD 1Y + 1.64%, 1.64% Floor, 8.07% Cap)(b)
3.07%, 06/01/48		989,019	993,606
Government National Mortgage Association Series 2017-117
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap)(b)(d)
3.73%, 08/20/47		6,025,664	1,073,641
			14,792,420
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $26,311,973)			27,264,094

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS(a)	34.9%
Northern Institutional Treasury Portfolio 2.34%		9,745,765	9,745,765
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,745,765)			9,745,765
TOTAL INVESTMENTS
(Cost $36,057,738)	132.6%		37,009,859
NET OTHER ASSETS (LIABILITIES)	(32.6%)		(9,104,980)
NET ASSETS	100.0%		$27,904,879

See Notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

(a)	All or a portion of this security is designated as collateral for the TBA security at December 31, 2018.
(b)	Floating rate security. The rate presented is the rate in effect at December 31, 2018, and the related index and spread are shown parenthetically for each security.
(c)	The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(d)	Interest only security

Abbreviations:

TBA – To-be-announced

See Notes to Schedule of Investments.

3

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund. The investment objective of the Fund is to seek to maximize total return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by theTrustees.To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

4

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2018 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities(1)	$—	$27,264,094	$—	$27,264,094
Short-Term Investments	9,745,765	—	—	9,745,765
Total Investments	$9,745,765	$27,264,094	$—	$37,009,859

(1) See investment industries in the Schedule of Investments.

As of December 31, 2018, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended December 31, 2018.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

5

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

FEDERAL INCOME TAX

As of December 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$36,161,922	$1,689,539	$(841,602)	$847,937

6

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
U.S. TREASURY OBLIGATIONS	93.2%
U.S. Treasury Bills	60.7%
2.14%, 1/2/19(a)		$200,000	$199,987
2.19%, 1/2/19(a)		425,000	424,973
2.29%, 1/2/19(a)		23,000	22,999
2.38%, 1/2/19(a)		500	500
2.14%, 1/3/19(a)		1,293,000	1,292,843
2.22%, 1/3/19(a)		5,000	4,999
2.23%, 1/3/19(a)		1,000	1,000
2.24%, 1/3/19(a)		1,000	1,000
2.26%, 1/3/19(a)		1,000	1,000
2.30%, 1/3/19(a)		1,000	1,000
2.31%, 1/3/19(a)		1,800	1,800
2.01%, 1/15/19(a)		701,200	700,564
1.93%, 1/29/19(a)		650,000	648,830
2.17%, 2/7/19(a)		20,000	19,955
2.19%, 2/14/19(a)		35,000	34,906
2.25%, 3/7/19(a)		100,000	99,596
2.40%, 4/4/19(a)		312,500	310,561
2.41%, 4/4/19(a)		250,000	248,449
2.42%, 4/4/19(a)		750,000	745,347
2.22%, 4/25/19(a)		25,000	24,826
2.29%, 5/23/19(a)		35,000	34,686
			4,819,821
U.S. Treasury Floating Rate Notes	16.5%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%) 2.43%, 1/1/19(b)		200,000	199,943
(Floating, U.S. Treasury 3M Bill MMY + 0.03%) 2.46%, 1/1/19(b)		334,000	333,996
(Floating, U.S. Treasury 3M Bill MMY + 0.04%) 2.47%, 1/1/19(b)		50,000	49,992
(Floating, U.S. Treasury 3M Bill MMY + 0.05%) 2.48%, 1/1/19(b)		153,300	153,199
(Floating, U.S. Treasury 3M Bill MMY + 0.06%) 2.49%, 1/1/19(b)		575,000	575,357
			1,312,487
U.S. Treasury Notes	16.0%
1.38%, 2/28/19		265,850	265,508
1.50%, 2/28/19		100,000	99,878
1.63%, 4/30/19		102,500	102,261
3.13%, 5/15/19		12,000	12,035
1.50%, 5/31/19		11,300	11,260
0.75%, 7/15/19		200,000	198,036
1.38%, 7/31/19		189,250	187,913
1.63%, 7/31/19		100,000	99,432
1.00%, 8/31/19		50,000	49,499

See Notes to Schedule of Investments.

 1

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage of Net Assets		Principal Amount (000s)	Value (000s)
1.00%, 10/15/19			$94,500	$93,289
1.50%, 10/31/19			148,000	146,470
				1,265,581
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,397,889)				7,397,889
REPURCHASE AGREEMENTS(c)	31.5%
Repurchase Agreements	31.5%
BNP Paribas S.A., dated 12/31/18, repurchase price $1,500,246, 2.95%, 1/2/19			1,500,000	1,500,000
JPMorgan Securities LLC, dated 12/31/18, repurchase price $1,000,161, 2.90%,1/2/19			1,000,000	1,000,000
				2,500,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,500,000)				2,500,000
TOTAL INVESTMENTS (Cost $9,897,889)	124.7%			9,897,889
NET OTHER ASSETS (LIABILITIES)	(24.7%	)		(1,957,709)
NET ASSETS	100.0%			$7,940,180

(a)Discount rate at the time of purchase.

(b)Variable rate security. Rate as of December 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(c)The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Bills	$31,598	0.00%	3/28/19
U.S. Treasury Bonds	$503,579	0.00% – 8.00%	5/15/19 – 8/15/46
U.S. Treasury Notes	$2,016,167	0.00% – 2.88%	10/31/19 – 11/15/27
Total	$2,551,344

At December 31, 2018 the asset allocations for the NTAM Treasury Assets Fund were:

Asset Allocation (Unaudited)	% of Net Assets
U.S. Treasury Bills	60.7%
U.S. Treasury Floating Rate Notes	16.5
U.S. Treasury Notes	16.0
Repurchase Agreements	31.5
Total	124.7%

See Notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, The Trust was converted to a Delaware Statutory Trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The NTAM Treasury Assets Fund (the “Fund”) is a series of the Trust, and commenced operations on April 4, 2018. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund may be made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Fund is a diversified fund. The investment objective of the Fund is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accruing or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If amortized cost does not approximate fair value, such securities will be fair valued in good faith by the Fund’s Fair Value Committee in accordance with procedures established by and under the general supervision of the Trustees.

The following is a summary of the valuation inputs used as of December 31, 2018 in valuing Fund’s investments based upon the three fair value levels as follows:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Amounts in thousands	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments held by the NTAM Treasury Assets Fund*	$—	$9,897,889	$—	$9,897,889
*	See additional categories in the Schedule of Investments.

3

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

As of December 31, 2018, there were no Level 1 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended December 31, 2018.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Fund to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited. The Fund has entered into such repurchase agreements at December 31, 2018, as reflected in the accompanying Schedule of Investments.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Amount in thousands	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NTAM Treasury Asset Fund	$9,897,889	$—	$—	$—

4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President and Principal Executive Officer

Date:	February 28, 2019

By:	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	February 28, 2019